Convertible Debt (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€) shares	Sep. 26, 2023 USD ($)	Jun. 28, 2023 USD ($)	Dec. 31, 2020	Dec. 31, 2010
Convertible Debt (Details) [Line Items]
Percentage of common shares outstanding			4.25%
Promissory notes	$ 6,400,000		$ 6,400,000
Percentage of principal amount			92.00%
Principal amount	1,100,000	$ 1,100,000	$ 1,100,000
Maturity date			1 year
Percentage of interest									3.50%	8.00%
Promissory note premium, percentage			8.00%
Business days			5 days
Calendar days			30 days
Percentage of volume weighted average price			110.00%
Trading days			8 days
Floor price of per share (in Dollars per share) | $ / shares			$ 2
Monthly payment, amount	$ 550,000		$ 550,000
Percentage of redemption premium	8.00%		8.00%			8.00%
Percentage of monthly payment			10.00%
Commitment fee			$ 250,000
Ordinary shares (in Shares) | shares	54,428		54,428			54,428
Face value	$ 5,500,000		$ 5,500,000
Original issue discount	$ 440,000		440,000
Percentage of premium	8.00%	8.00%
Percentage of default interest	15.00%	15.00%
Change in fair value of convertible debt			(661,000)
Balance amount			$ 4,859,000
Bottom of range [Member]
Convertible Debt (Details) [Line Items]
Consecutive trading days			5 years
Top of range [Member]
Convertible Debt (Details) [Line Items]
Consecutive trading days			7 years
Two Thousand Seventeen Convertible Loans [Member]
Convertible Debt (Details) [Line Items]
Total loans	$ 92,007		$ 92,007			€ 80,278
Payable on demand, amount	(44,310)		(44,310)			€ 40,139
Commitment Amount [Member]
Convertible Debt (Details) [Line Items]
Promissory notes								$ 50,000,000
Initial Promissory Note [Member]
Convertible Debt (Details) [Line Items]
Promissory notes	4.9986		4.9986
Principal amount	$ 3,500,000		$ 3,500,000					5,500,000
Net of discount								$ 5,060,000
Ordinary shares (in Shares) | shares	1,259,019		1,259,019			1,259,019
Fair value	$ 5,060,000		$ 5,060,000
Initial Promissory Note [Member] | Bottom of range [Member]
Convertible Debt (Details) [Line Items]
Debt Instrument Convertible Conversion Price (in Dollars per share) | $ / shares	$ 2		$ 2
Initial Promissory Note [Member] | Top of range [Member]
Convertible Debt (Details) [Line Items]
Debt Instrument Convertible Conversion Price (in Dollars per share) | $ / shares	$ 4.17		$ 4.17
Second Promissory Note [Member]
Convertible Debt (Details) [Line Items]
Promissory notes	$ 3.5424		$ 3.5424
Principal amount							$ 5,500,000
Net of discount							$ 5,060,000
Fair value	$ 5,008,000		$ 5,008,000
Promissory Notes [Member]
Convertible Debt (Details) [Line Items]
Percentage of interest	15.00%	15.00%	15.00%			15.00%
Calendar days			30 years
Trading days			3 days
Consecutive trading days			7 years
Percentage of redemption premium	8.00%		8.00%			8.00%
Percentage of all outstanding			50.00%
Fixed Price [Member]
Convertible Debt (Details) [Line Items]
Percentage of volume weighted average price			92.00%